Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
6	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,
	2024	2025
	RMB	RMB
Professional service fee	6,466	3,525
Accrued payroll and employee benefits	1,911	136
Staff reimbursement	374	—
Payable for advertisement	69	68
VAT and other tax payables	64	91
Others	746	—
Total	9,630	3,820